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August 4, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

Re:  ESC Strategic Funds, Inc. (the "Corporation")
     File Nos: 33-72190/811-8166

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Corporation pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive Prospectus relating to ESC Strategic Appreciation Fund, ESC Strategic International Equity Fund, ESC Strategic Small Cap Fund, ESC Strategic Income Fund, and ESC Strategic Small Cap II Fund and the Corporation's Statement of Additional Information, each dated July 30, 1999, which would have been filed by the Corporation pursuant to Rule 497(c) of the Act, do not differ from those which were contained in the Corporation's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on July 30, 1999.

Please contact me at (614) 470-8543 with any questions. Thank you.

Sincerely,


Paige C. Hodgin
Director, Legal Services
BISYS Fund Services, Administrator & Distributor to the Corporation